ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2020
Freehold/long and short leasehold premises | Top of range
ACCOUNTING POLICIES [Line Items]
Useful life measured as period of time, property, plant and equipment	50 years
Leasehold improvements | Top of range
ACCOUNTING POLICIES [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Capitalised software enhancements | Top of range
ACCOUNTING POLICIES [Line Items]
Useful life measured as period of time, property, plant and equipment	7 years
Brands | Bottom of range
ACCOUNTING POLICIES [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Brands | Top of range
ACCOUNTING POLICIES [Line Items]
Useful life measured as period of time, property, plant and equipment	15 years
Fixtures and furnishings | Bottom of range
ACCOUNTING POLICIES [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Fixtures and furnishings | Top of range
ACCOUNTING POLICIES [Line Items]
Useful life measured as period of time, property, plant and equipment	20 years
Equipment and motor vehicles | Bottom of range
ACCOUNTING POLICIES [Line Items]
Useful life measured as period of time, property, plant and equipment	2 years
Equipment and motor vehicles | Top of range
ACCOUNTING POLICIES [Line Items]
Useful life measured as period of time, property, plant and equipment	8 years